FAIR VALUE MEASUREMENT (Schedule Of Changes In Level 3 Investments Measured On A Recurring Basis) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Realized gain	$ 2		$ 47	$ 4
Auction Rate Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at the beginning of the year	1,313		6,417
Changes in realized and unrealized gains and losses included in earnings	(5)		(246)
Sales	(100)	[1]	(5,350)
Changes in unrealized losses included in Other comprehensive income	12
Balance at the end of the year	1,230		1,313
Par value	95		5,350
Sale proceeds	100		5,350
Realized gain	$ 5		$ 42

[1]	During 2012, the Company sold ARS with carrying amount of $95 for a total consideration of $100, which reflects a gain of $5. During 2011, the Company sold ARS with par value of $5,350 for a total consideration of $5,350, which reflects a gain of $42 over the carrying amount.